Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2020
Business and credit concentrations
Schedule of major suppliers

		Year ended March 31,
Suppliers	Note	2018		2019		2020
		RMB	%	RMB	%	RMB	US$	%

Beijing Jingjing Jiahong Medical Equipment Co., Ltd.	(i)	—	—	—	—	29,960	4,231	32
Beijing Jingjing Medical Equipment Co., Ltd.	(ii)	—	—	23,741	30	—	—	—
China Bright Group Co. Limited	(iii)	18,759	24	—	—	12,811	1,809	14
Hangzhou Baitong Biological Technology Co., Ltd.	(iv)	7,670	10	—	—	—	—	—
Beijing Chengmao Xingye Technology Development Co., Ltd.	(v)	7,711	10	—	—	—	—	—
Total		34,140	44	23,741	30	42,771	6,040	46

The following is individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in respective years:

		March 31,
	Note	2019		2020
		RMB	%	RMB	US$	%
Beijing Jingjing Medical Equipment Co., Ltd.	(vi)	10,715	32	—	—	—

Notes:

(i)	The purchases from Beijing Jingjing Jiahong Medical Equipment Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2018 and 2019.

(ii)	The purchases from Beijing Jingjing were less than 10% of gross purchases for the years ended March 31, 2018 and 2020.

(iii)	The purchases from China Bright Group Co. Limited were less than 10% of gross purchases for the year ended March 31, 2019.

(iv)	The purchases from Hangzhou Baitong Biological Technology Co., Ltd were less than 10% of gross purchases for the years ended March 31, 2019 and 2020.

(v)	The purchases from Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2019 and 2020.

(vi)	None of the individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance as of March 31, 2020.